Short Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 3,302	$ 681
Held-to-maturity investments		4,000
Short-term investments	$ 3,302	$ 4,681